INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Feb. 28, 2014
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of	As of
	February 28,	February 28,
	2013	2014

Domain names	$2,057,235	$2,077,796
Copyrights	1,648,532	1,648,532
Partnership agreement	349,783	349,783
Trade name	262,360	1,034,312
Student base	221,082	221,082
Non-compete agreement	17,012	49,846
Education license	4,509	4,509
Customer relationship	—	426,839
Total cost of intangible assets	4,560,513	5,812,699
Less: accumulated amortization	(2,927,687)	(3,389,169)
Add: foreign exchange difference	91,618	112,063
	$1,724,444	$2,535,593